Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0002011674
Amendment Description	Amendment No. 1
Document Type	F-1/A
Entity Registrant Name	YD Bio Limited
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	2835
Entity Address, Address Line One	12F., No. 3
Entity Address, Address Line Two	Xingnan St
Entity Address, Address Line Three	Nangang Dist
Entity Address, City or Town	Taipei City
Entity Address, Postal Zip Code	115001
Entity Address, Country	TW
City Area Code	+(886)
Local Phone Number	2382-0330
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY